Restructuring Costs (Tables)	6 Months Ended
Jun. 30, 2024
Restructuring Costs [Abstract]
Schedule of Condensed Consolidated Statements Operations	The following table presents the effects of the above actions on the condensed consolidated statements operations for the three and six months ended June 30, 2024 (in thousands):
	Severance	Warehouse Clean-Up	Impairment of Lease ROU Assets and Related Improvements (Note 5 and Note 11)	Impairment of held for sale assets (Note 4)	Total
General and administrative	$799	$21	$—	$—	$820
Total operating expenses	799	21	—	—	820

Impairment of long-lived assets	—	—	(1,128)	—	(1,128)
Impairment of held for sale assets	—	—	—	(603)	(603)
Total other (loss) income, net	—	—	(1,128)	(603)	(1,731)

Net loss	$(799)	$(21)	$(1,128)	$(603)	$(2,551)